Other non-current assets: (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets Noncurrent Disclosure

Other non-current assets as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
	2010	2011	2011
Intangible assets *	¥11,136	¥24,292	$292,147
Deferred tax assets	12,153	15,526	186,723
Other	3,005	2,848	34,251

	¥26,294	¥42,666	$513,121

Notes:

*	“Intangible assets” information is described in Note 5 “Goodwill and other intangible assets”